Asset Acquisition (Details) - Schedule of Table Presents the Acquisition Date Fair Value - EveryLife [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Table Presents The Acquisition Date Fair Value [Abstract]
Balance beginning
Issuance of common stock at fair value	1,334,858
Legal costs capitalized	42,611
Balance ending	$ 1,377,469